N-4	May 08, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	May 08, 2026
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
American Funds Insurance Series® - International Fund: Class 4	American Funds Insurance Series® - EUPAC Fund: Class 4

Nationwide Advisory Retirement Income Annuity | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Advisory Retirement Income Annuity | American Funds Insurance Series® - EUPAC Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - EUPAC Fund: Class 4
Nationwide Advisory Retirement Income Annuity - New York
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective May 1, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
American Funds Insurance Series® - International Fund: Class 4	American Funds Insurance Series® - EUPAC Fund: Class 4

Nationwide Advisory Retirement Income Annuity - New York | American Funds Insurance Series® - SMALLCAP World Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - SMALLCAP World Fund: Class 4
Nationwide Advisory Retirement Income Annuity - New York | American Funds Insurance Series® - EUPAC Fund Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® - EUPAC Fund: Class 4